Inventories (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and supplies	€ 12,857,659	€ 19,578,604
Work in progress	2,547,396	1,642,247
Finished goods and merchandise	5,134,153	14,628,795
Payments on account for inventories		876
Inventories	20,539,208	35,849,646
Inventories recognized as cost of sales	162,474,000	129,426,000	€ 105,030,000
Write-down on inventory	€ 40,000	€ 115,000	€ 96,000